CONSOLIDATED BALANCE SHEETS (USD $) In Millions, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 1,062	$ 1,096
Accounts receivable	6,056	6,213
Inventories	5,332	5,012
Deferred taxes and other current assets	2,517	2,132
Total current assets	14,967	14,453
Long-term investments and receivables	1,044	991
Deferred taxes, deferred charges and other assets	163	142
Property, plant and equipment, net	6,083	5,947
Identifiable intangible assets, net	9,500	10,316
Goodwill	18,713	18,293
Total assets	50,470	50,142
Current liabilities:
Short-term debt and current maturities of long term liabilities	3,834	3,749
Convertible senior debentures-short term	531	531
Sales reserves and allowances	4,532	4,428
Accounts payable and accruals	3,199	3,572
Other current liabilities	1,531	1,396
Total current liabilities	13,627	13,676
Long-term liabilities:
Deferred income taxes	2,210	2,610
Other taxes and long term payables	1,276	1,277
Senior notes and loans	10,157	10,236
Total long term liabilities	13,643	14,123
Total liabilities	27,270	27,799
Teva shareholders' equity:
Ordinary shares	50	50
Additional paid-in capital	13,404	13,374
Retained earnings	11,910	11,284
Accumulated other comprehensive income (loss)	142	(589)
Treasury shares	(2,455)	(1,924)
Stockholders' equity attributable to Teva shareholders	23,051	22,195
Non-controlling interests	149	148
Total equity	23,200	22,343
Total liabilities and equity	$ 50,470	$ 50,142